[BLANK ROME LLP LETTERHEAD]

PHONE:       (215) 569-5530
FAX:         (215) 832-5530
EMAIL:       STOKES@BLANKROME.COM


                                                            February 28, 2012


Kimberly Browning
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549-4720

      RE:   CORNERSTONE TOTAL RETURN FUND, INC. (THE "COMPANY") SEC FILE NUMBER:
            811-02363

Dear Ms. Browning:

      On behalf of the Company, this letter is in response to the telephonic comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), provided on February 24, 2012, regarding the Company's Preliminary Proxy Statement ("Proxy Statement") filed under the Securities Act of 1933 on Schedule 14A.

      We have set forth below, in boldface type, the text of each comment, followed by the Company's responses.

      1.    COMMENT. UNDER PROPOSAL NO. 1, DELETE THE FOLLOWING LANGUAGE:

            The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Directors do not constitute holding out the Board or any Director as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Response: The Company has deleted the language as requested.

Kimberly Browning
February 28, 2012
Page 2


      2. COMMENT. UNDER PROPOSAL NO. 2, REFER TO THE NUMBER OF THE INVESTMENT RESTRICTION BEING ELIMINATED AND EXPLICITLY STATE THE CURRENT LIMITATIONS UNDER SUCH RESTRICTION.

Response: The Company has added reference to investment restriction #12 and added the text of the current restriction, including the current limitations applicable to investment in investment company securities.

      3. COMMENT. DISCLOSE THE ADVISER'S CONSIDERATIONS WITH RESPECT TO ITS SELECTION OF INVESTMENT SECURITIES FOR PURCHASE OR SALE IN THE FUND'S PORTFOLIO.

Response: The Company has expanded the disclosure accordingly.

      4. COMMENT. BECAUSE ETFS ARE CONSIDERED INVESTMENT COMPANIES, INSERT THE WORDS "CLOSED-END" BEFORE INVESTMENT COMPANIES, WHEN REFERRING TO "INVESTMENT COMPANIES OR ETFS."

Response: The Company has inserted the words "closed-end" as requested.

      5. COMMENT. PROVIDE STOCKHOLDERS WITH A PRO FORMA FEE TABLE AND EXAMPLE CALCULATION IF THE FUND ANTICIPATES THAT AFFE WILL INCREASE BY 8 BASIS POINTS OR MORE IF PROPOSAL #2 IS APPROVED.

Response: The Company expects AFFE to increase from 0.07% to approximately as high as 0.20%, therefore, the Company has provided a pro forma Fee Table and Example calculations.

      6. COMMENT. UNDER PROPOSAL #3, EXPLICITLY STATE THE NUMBER OF THE INVESTMENT RESTRICTION (I.E., #15) AND STATE WHETHER INVESTMENT COMPANY SECURITIES WILL BE SUBJECT TO THE 5% LIMITATION UNDER THE PROPOSED RESTRICTION.

Response: The Company has added reference to investment restriction #15 and revised the language of proposed investment restriction #15 to explicitly exclude the securities of other investment companies from the 5% limitation.

                              * * * * * * * * * *

      In connection with this response to the Staff's comments, the Company, hereby states the following:

Kimberly Browning
February 28, 2012
Page 3


      (1) The Company acknowledges that in connection with the comments made by the Staff regarding the Proxy Statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the reports;

      (2) The Company acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

      (3) The Company represents that it will not assert the Staff's review process as a defense in any action by the Commission or any securities-related litigation against the Company.

      Should you have any questions or comments regarding the above, please phone me at (215) 569-5530.

                                      Very truly yours,

                                      /s/ Mary K. Stokes

                                      Mary K. Stokes